Schedule of Loss on Debt Extinguishment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Loss on debt extinguishment - related party		$ 291,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of debt and common stock on extinguishment date	[1],[2]	1,791,000
Fair value of debt subject to modification		1,500,000
Loss on debt extinguishment - related party		$ 291,000

[1]	The Company valued the issuance of the
[2]	The Company valued the issuance of the 60,000 commitment shares at $291,000, based upon the quoted closing trading price on the date of modification ($4.85/share).